Balance Sheet Components - Accrued Expenses (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued compensation and related:
Accrued vacation	$ 223,769	$ 187,734
Accrued payroll	2,692	80,692
Accrued payroll tax	20,140	43,702
Total of accrued compensation and related	246,601	312,128
Accrued interest	123,982	127,149
Accrued contract manufacturing costs		110,141
Accrued clinical	36,725	166,750
Accrued other	175,214	82,266
Total	$ 582,522	$ 798,434